Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for Non-PEO NEO	Compensation Actually Paid to Non-PEO NEO	Net Income (Loss)
	(1)	(2)	(3)	(4)
2024	$1,021,244	$892,126	$609,802	$584,633	$(51,409,000)
2023	$495,027	$365,884	$329,987	$267,567	$(18,721,000)
2022	$777,000	$114,703	$365,495	$228,677	$(16,515,000)

(1)	The dollar amounts reported are the amounts of total compensation reported for Mr. Moyer in the Summary Compensation Table for the fiscal years ended December 31, 2024, 2023 and 2022.

(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Moyer during the applicable year, but also include (i) the year-end fair value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in the fair value of equity awards that were outstanding and unvested at the end of the prior year, measured through the date on which the awards vested, or through the end of the reported fiscal year, and (iii) the fair value of equity awards that were issued and vested during the reported fiscal year. See the table under “PEO Equity Award Adjustment Breakout” below for further information.

(3)	The dollar amounts reported are the total compensation reported for our Non-PEO NEO in the Summary Compensation Table for the fiscal years ended December 31, 2024, 2023 and 2022.

(4)

The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for our Non-PEO NEO. The dollar amounts reported are the total compensation reported for our Non-PEO NEO in the Summary Compensation Table for the fiscal years ended December 31, 2024, 2023 and 2022, but also include (i) the year-end fair value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in the fair value of equity awards that were outstanding and unvested at the end of the prior year, measured through the date on which the awards vested, or through the end of the reported fiscal year, and (iii) the fair value of equity awards that were issued and vested during the reported fiscal year. See the table under “Non-PEO NEO Equity Award Adjustment Breakout” below for further information.

PEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards for PEO(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to PEO
2024	$1,021,244	$(564,531)	$—	$—	$509,652	$(74,239)	$892,126
2023	$495,027	$(90,000)	$7,308	$(28,776)	$1,638	$(19,314)	$365,884
2022	$777,000	$(353,500)	$27,475	$(269,127)	$10,602	$(77,747)	$114,703

(1)	Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.

Non-PEO NEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEO” column in the table above, the following amounts were deducted from and added to (as applicable) the “Total” compensation of our Non-PEO NEO as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-PEO NEO	Reported Value of Equity Awards for Non-PEO NEO(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-PEO NEO
2024	$609,802	$(150,804)	$—	$—	$130,263	$(4,628)	$584,633
2023	$329,987	$(62,400)	$5,065	$(3,197)	$1,131	$(3,019)	$267,567
2022	$365,495	$(65,500)	$3,232	$(38,447)	$5,409	$(41,513)	$228,677

(1)	Represents the grant date fair value of the equity awards to our Non-PEO NEO, as reported in the Summary Compensation Table.

Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for Mr. Moyer in the Summary Compensation Table for the fiscal years ended December 31, 2024, 2023 and 2022.
PEO Total Compensation Amount	$ 1,021,244	$ 495,027	$ 777,000
PEO Actually Paid Compensation Amount	$ 892,126	365,884	114,703
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Moyer during the applicable year, but also include (i) the year-end fair value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in the fair value of equity awards that were outstanding and unvested at the end of the prior year, measured through the date on which the awards vested, or through the end of the reported fiscal year, and (iii) the fair value of equity awards that were issued and vested during the reported fiscal year. See the table under “PEO Equity Award Adjustment Breakout” below for further information.

PEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards for PEO(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to PEO
2024	$1,021,244	$(564,531)	$—	$—	$509,652	$(74,239)	$892,126
2023	$495,027	$(90,000)	$7,308	$(28,776)	$1,638	$(19,314)	$365,884
2022	$777,000	$(353,500)	$27,475	$(269,127)	$10,602	$(77,747)	$114,703
(1)	Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 609,802	329,987	365,495
Non-PEO NEO Average Compensation Actually Paid Amount	$ 584,633	267,567	228,677
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The dollar amounts reported are the total compensation reported for our Non-PEO NEO in the Summary Compensation Table for the fiscal years ended December 31, 2024, 2023 and 2022.
(4)

The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for our Non-PEO NEO. The dollar amounts reported are the total compensation reported for our Non-PEO NEO in the Summary Compensation Table for the fiscal years ended December 31, 2024, 2023 and 2022, but also include (i) the year-end fair value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in the fair value of equity awards that were outstanding and unvested at the end of the prior year, measured through the date on which the awards vested, or through the end of the reported fiscal year, and (iii) the fair value of equity awards that were issued and vested during the reported fiscal year. See the table under “Non-PEO NEO Equity Award Adjustment Breakout” below for further information.

Non-PEO NEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEO” column in the table above, the following amounts were deducted from and added to (as applicable) the “Total” compensation of our Non-PEO NEO as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-PEO NEO	Reported Value of Equity Awards for Non-PEO NEO(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-PEO NEO
2024	$609,802	$(150,804)	$—	$—	$130,263	$(4,628)	$584,633
2023	$329,987	$(62,400)	$5,065	$(3,197)	$1,131	$(3,019)	$267,567
2022	$365,495	$(65,500)	$3,232	$(38,447)	$5,409	$(41,513)	$228,677
(1)	Represents the grant date fair value of the equity awards to our Non-PEO NEO, as reported in the Summary Compensation Table.

Net Income (Loss)	$ (51,409,000)	(18,721,000)	(16,515,000)
PEO Name	Mr. Moyer
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (564,531)	(90,000)	(353,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,308	27,475
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(28,776)	(269,127)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,239)	(19,314)	(77,747)
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	509,652	1,638	10,602
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,804)	(62,400)	(65,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,065	3,232
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,197)	(38,447)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,628)	(3,019)	(41,513)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 130,263	$ 1,131	$ 5,409